Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Current Assets

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2019	December 31, 2018
Prepaid voyage costs	$338	$134
Inventories	6,281	1,004
Claims receivable	2,939	—
Other	905	757

Total prepaid expenses and other current assets	$10,463	$1,895

Inventories, which are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2019, are valued at cost as determined on the first-in, first-out basis.

Claims receivable mainly represent claims against vessels’ insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.